Provisions - Current and Noncurrent (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Current:
Provisions	$ 314	$ 183
Non-current:
Provisions	156	117
Total Provisions	$ 470	$ 300	$ 234